Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 1,984,243	$ 1,782,000
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	923,625	895,232
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	99,742	99,133
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	857,306	736,124
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 103,570	$ 51,511